PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
15.    PROPERTY, PLANT AND EQUIPMENT

	Land	Buildings	Machinery, equipment and facilities	Work in progress	Other (1)	Total

Average rate %		3.57	6.36		17.75

Accumulated cost	9,791,102	9,415,818	43,949,632	1,603,915	1,104,601	65,865,068
Accumulated depreciation		(3,577,097)	(23,344,836)		(773,432)	(27,695,365)
Balance as of December 31, 2021	9,791,102	5,838,721	20,604,796	1,603,915	331,169	38,169,703
Additions	5,089	516	381,741	11,220,806	15,832	11,623,984
Additions of merged companies	3,829,344					3,829,344
Write-offs	(69,773)	(10,613)	(58,435)		(3,384)	(142,205)
Depreciation		(310,429)	(2,367,163)		(124,464)	(2,802,056)
Transfers	930,646	246,782	1,057,714	(2,451,570)	194,292	(22,136)
Accumulated cost	14,486,408	9,644,875	45,160,365	10,373,151	1,281,328	80,946,127
Accumulated depreciation		(3,879,898)	(25,541,712)		(867,883)	(30,289,493)
Balance as of December 31, 2022	14,486,408	5,764,977	19,618,653	10,373,151	413,445	50,656,634
Additions (2)	54,027	15	467,032	10,742,118	17,949	11,281,141
Amounts from the acquisition of MMC Brasil (3)	4,572	111,495	453,617	8,306	11,175	589,165
Write-offs	(25,090)	(36,184)	(133,249)		(56,869)	(251,392)
Depreciation		(313,304)	(2,570,734)		(145,092)	(3,029,130)
Transfers (4)	339,272	379,495	2,702,633	(3,638,466)	259,717	42,651
Accumulated cost	14,859,189	10,032,317	48,456,537	17,485,109	1,491,663	92,324,815
Accumulated depreciation		(4,125,823)	(27,918,585)		(991,338)	(33,035,746)
Balance as of December 31, 2023	14,859,189	5,906,494	20,537,952	17,485,109	500,325	59,289,069

(1)Includes vehicles, furniture and utensils and computer equipment.
(2)On December 31, 2023, the addition of work in progress refers, mainly to the Cerrado Project, of which R$393,042 is a cash effect in the previous periods (R$1,832,746 with non-cash effect on December 31, 2022).
(3)On June 1, 2023, the Company completed the acquisition of MMC Brasil and on November 1, 2023 the legal entity has fully merged by Suzano S.A. (Note 1.2.3.)
(4)Transfer between inventories, intangible and others within the year.
For the year ended December 31, 2023, the Company evaluated the business, market and climate impacts, and did not identify any event that indicated the need to perform an impairment test and to record any impairment provision for property, plant and equipment (Note 4.8).
15.1.Items pledged as collateral
On December 31, 2023, property, plant and equipment items pledged as collateral for loan transactions and legal proceedings, consisting mainly of the unit of Três Lagoas and Imperatriz totalling R$16,332,447 (R$12,773,662 in the same units as of December 31, 2022).
15.2.Capitalized expenses
For the year ended December 31, 2023, the Company capitalized loan costs in the amount of R$1,160,364 (R$359,407 as of December 31, 2022). The weighted average interest rate, adjusted by the equalization of the exchange rate effects, utilized to determine the capitalized amount was 10.98% p.a. (12.49% p.a. as of December 31, 2022).